Net Income (Loss) Per Share (Narrative) (Details)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation diluted net income per share	131,388	166,577
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities not included in the computation diluted net income per share		458,036